UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-667-4225

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements
with Report of Independent
Registered Public Accounting Firm

For the Year Ended December 31, 2011

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets, Liabilities and Members’ Capital	2

Schedule of Portfolio Investments	3

Schedule of Securities Sold, Not Yet Purchased	9

Schedule of Swap Contracts	16

Statement of Operations	29

Statements of Changes in Members’ Capital	30

Notes to Financial Statements	31

Supplemental Information (Unaudited)	45

Ernst & Young LLP 5 Times Square New York, NY 10036-6530 Tel: (212) 773 3000 Fax: (212) 773 6350 www.ey.com

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
     Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, securities sold, not yet purchased and swap contracts, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2011, the results of its operations for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

February 27, 2012

A member firm of Ernst & Young Global Limited

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2011

Assets
Investments in securities, at fair value (cost $1,327,095,705)	$1,309,696,258
Cash and cash equivalents (including restricted cash of $129,699,235, British Pounds Sterling of $7,151,503 with a cost of $7,188,493, Euros of $45,901 with a cost of $46,249, and Hong Kong Dollars of $8,674,516 with a cost of $8,659,493)	185,282,780
Due from broker (British Pounds Sterling of $863,776 with a cost of $911,334, Euros of $5,215,470 with a cost of $5,260,346, Hong Kong Dollars of $1,858,999 with a cost of $1,857,398, Japanese Yen of $4,821,776 with a cost of $4,777,434, and Swedish Kronor of $7,349 with a cost of $7,985)	183,527,921
Receivable for investment securities sold	42,543,206
Interest receivable	250,879
Dividends receivable	158,264
Other assets	184,743

Total assets	1,721,644,051

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $543,713,935)	478,603,778
Payable for investment securities purchased	55,345,869
Withdrawals payable (see note 3)	44,066,303
Due to broker (including Hong Kong Dollars of $444,851 with a cost of $444,468)	3,514,236
Net unrealized loss on swap contracts	2,665,545
Accrued capital gain country tax (see note 2)	1,943,391
Dividends payable on securities sold, not yet purchased	421,493
Accounting and investor services fees payable	371,671
Accrued expenses	1,938,255

Total liabilities	588,870,541

Members’ Capital	$1,132,773,510

Members’ Capital
Represented by:
Net capital contributions	$1,087,797,982
Net unrealized gain on investments, foreign currency, and swap transactions	44,975,528

Members’ Capital	$1,132,773,510

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			December 31, 2011 Fair Value

	Investments In Securities – 115.62%
	Common Stock – 115.62%
	United States – 81.64%
	Apparel Manufacturers – 3.28%
401,800	Coach, Inc.	(a)	$24,525,872
91,600	Ralph Lauren Corp.	(a)	12,648,128

			37,174,000

	Applications Software – 8.70%
413,900	Intuit, Inc.		21,767,001
220,900	Netsuite, Inc.*		8,957,495
466,596	Quest Software, Inc.*	(a)	8,678,686
766,100	Red Hat, Inc.*	(a)	31,632,269
271,100	Salesforce.com, Inc.*	(a)	27,505,806

			98,541,257

	Commercial Services - Finance – 1.93%
402,900	FleetCor Technologies, Inc.*	(a)	12,034,623
206,400	Global Payments, Inc.		9,779,232

			21,813,855

	Computer Aided Design – 1.77%
90,015	ANSYS, Inc.*		5,156,059
855,300	Aspen Technology, Inc.*	(a)	14,839,455

			19,995,514

	Computers – 3.86%
107,960	Apple, Inc.*	(a)	43,723,800

	Computers - Integrated Systems – 1.19%
278,300	Teradata Corp.*		13,500,333

	Computers - Memory Devices – 9.53%
1,903,300	EMC Corp.*	(a)	40,997,082
809,000	NetApp, Inc.*	(a)	29,342,430
764,121	SanDisk Corp.*	(a)	37,602,394

			107,941,906

	Consulting Services – 3.14%
886,375	Verisk Analytics, Inc., Class A*	(a)	35,570,229

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2011 Fair Value

	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – 2.17%
142,300	Amazon.com, Inc.*	(a)	$24,632,130

	Electronic Components - Semiconductors – 9.78%
772,300	Altera Corp.	(a)	28,652,330
859,700	Broadcom Corp., Class A	(a)	25,240,792
129,461	Ceva, Inc.*		3,917,490
975,970	Lattice Semiconductor Corp.*	(a)	5,797,262
359,061	Omnivision Technologies, Inc.*	(a)	4,393,111
916,167	Silicon Image, Inc.*		4,305,985
1,200,300	Xilinx, Inc.	(a)	38,481,618

			110,788,588

	Electronic Design Automation – 6.87%
2,010,900	Cadence Design Systems, Inc.*	(a)	20,913,360
753,200	Mentor Graphics Corp.*		10,213,392
1,717,642	Synopsys, Inc.*	(a)	46,719,862

			77,846,614

	Enterprise Software / Services – 4.29%
1,047,386	Ariba, Inc.*	(a)	29,410,599
513,030	QLIK Technologies, Inc.*		12,415,326
174,800	Taleo Corp., Class A*		6,763,012

			48,588,937

	Internet Infrastructure Software – 5.02%
112,900	F5 Networks, Inc.*	(a)	11,980,948
1,878,200	TIBCO Software, Inc.*	(a)	44,907,762

			56,888,710

	Retail - Discount – 3.37%
329,300	Costco Wholesale Corp.	(a)	27,437,276
129,086	Dollar Tree, Inc.*	(a)	10,728,337

			38,165,613

	Retail - Mail Order – 1.07%
314,612	Williams - Sonoma, Inc.	(a)	12,112,562

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2011 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Restaurants – 0.53%
131,400	Starbucks Corp.		$6,045,714

	Semiconductor Components - Integrated Circuits – 6.57%
1,011,100	Analog Devices, Inc.	(a)	36,177,158
1,469,620	Maxim Integrated Products, Inc.	(a)	38,268,905

			74,446,063

	Semiconductor Equipment – 3.40%
423,999	Nanometrics, Inc.*		7,810,062
2,252,700	Teradyne, Inc.*	(a)	30,704,301

			38,514,363

	Telecommunication Equipment – 1.37%
760,400	Juniper Networks, Inc.*		15,519,764

	Transactional Software – 1.81%
576,700	VeriFone Systems, Inc.*	(a)	20,484,384

	Wireless Equipment – 1.99%
1,215,345	Aruba Networks, Inc.*	(a)	22,508,189

	Total United States (Cost $912,191,327)		$924,802,525

	Argentina – 2.90%
	E-Commerce / Products – 2.06%
293,716	MercadoLibre, Inc.		23,362,171

	Retail - Restaurants – 0.84%
461,067	Arcos Dorados Holdings, Inc., Class A		9,465,705

	Total Argentina (Cost $35,034,591)		$32,827,876

	Bermuda – 3.42%
	Semiconductor Components - Integrated Circuits – 3.42%
2,800,818	Marvell Technology Group, Ltd.*	(a)	38,791,329

	Total Bermuda (Cost $42,513,136)		$38,791,329

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2011 Fair Value

	Common Stock – (continued)
	China – 18.23%
	Advertising Sales – 1.40%
812,300	Focus Media Holdings, Ltd. - Sponsored ADR*		$15,831,727

	B2B / E-Commerce – 0.06%
178,643	Chinacache International Holdings, Ltd. - Sponsored ADR*		716,358

	Computer Services – 0.65%
813,800	VanceInfo Technologies, Inc. - Sponsored ADR*		7,381,166

	Consulting Services – 0.49%
633,284	iSoftStone Holdings, Ltd. - Sponsored ADS*	(a)	5,541,235

	E-Commerce / Services – 0.52%
251,400	Ctrip.com International, Ltd. - Sponsored ADR		5,882,760

	Hotels & Motels – 0.36%
369,500	7 Days Group Holdings, Ltd. - Sponsored ADR*		4,119,925

	Internet Content - Entertainment – 3.18%
803,000	Netease.com, Inc. - Sponsored ADR*	(a)	36,014,550

	Real Estate Operations / Development – 0.85%
8,501,711	Longfor Properties Co., Ltd.		9,610,995

	Retail - Hypermarkets – 0.76%
6,910,000	Sun Art Retail Group, Ltd.*		8,639,026

	Retail - Regional Department Stores – 3.15%
16,848,303	Golden Eagle Retail Group, Ltd.		35,620,236

	Schools – 2.79%
1,312,964	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		31,576,784

	Web Portals / ISP – 4.02%
390,755	Baidu, Inc. - Sponsored ADR*	(a)	45,511,235

	Total China (Cost $224,238,193)		$206,445,997

	Hong Kong – 6.65%
	Agricultural Operations – 0.74%
2,085,046	Le Gaga Holdings, Ltd. - Sponsored ADR*	(a)	8,423,586

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2011 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Alternative Waste Technology – 1.30%
40,549,633	China Everbright International, Ltd.		$14,671,034

	Metal Processors & Fabrication – 0.33%
15,392,000	EVA Precision Industrial Holdings, Ltd.		3,725,807

	Retail - Apparel / Shoes – 2.00%
31,342,637	Trinity, Ltd.		22,599,094

	Retail - Jewelry – 1.29%
3,707,000	Chow Sang Sang Holdings International, Ltd.		8,352,724
1,803,000	Luk Fook Holdings International, Ltd.		6,291,185

			14,643,909

	Retail - Restaurants – 0.99%
10,220,037	Ajisen China Holdings, Ltd.		11,250,869

	Total Hong Kong (Cost $80,582,316)		$75,314,299

	Netherlands – 0.83%
	Computer Data Security – 0.83%
193,157	Gemalto NV		9,423,027

	Total Netherlands (Cost $9,546,838)		$9,423,027

	Singapore – 1.95%
	Electronic Components - Semiconductors – 1.95%
765,461	Avago Technologies, Ltd.	(a)	22,091,205

	Total Singapore (Cost $22,989,304)		$22,091,205

	Total Common Stock (Cost $1,327,095,705)		$1,309,696,258

	Total Investments in Securities (Cost $1,327,095,705) – 115.62%		$1,309,696,258

	Other Liabilities In Excess of Assets – (15.62%)**		(176,922,748)

	Members’ Capital – 100.00%		$1,132,773,510

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**

Includes $169,410,860 invested in a BNY Mellon Money Market Account, which is 14.96% of Members’ Capital and foreign currency with a U.S. Dollar value $15,871,920 held in BNY Mellon Money Market Accounts, which are 1.40% of Members’ Capital.

ADR	American Depository Receipt
ADS	American Depository Share

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2011 Percentage of Members’ Capital (%)	Investments in Securities – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Advertising Sales	1.40	Hotels & Motels	0.36
Agricultural Operations	0.74	Internet Content - Entertainment	3.18
Alternative Waste Technology	1.30	Internet Infrastructure Software	5.02
Apparel Manufacturers	3.28	Metal Processors & Fabrication	0.33
Applications Software	8.70	Real Estate Operations / Development	0.85
B2B / E-Commerce	0.06	Retail - Apparel / Shoes	2.00
Commercial Services - Finance	1.93	Retail - Discount	3.37
Computer Aided Design	1.77	Retail - Hypermarkets	0.76
Computer Data Security	0.83	Retail - Jewelry	1.29
Computer Services	0.65	Retail - Mail Order	1.07
Computers	3.86	Retail - Regional Department Stores	3.15
Computers - Integrated Systems	1.19	Retail - Restaurants	2.36
Computers - Memory Devices	9.53	Schools	2.79
Consulting Services	3.63	Semiconductor Components - Integrated Circuits	9.99
E-Commerce / Products	4.23	Semiconductor Equipment	3.40
E-Commerce / Services	0.52	Telecommunication Equipment	1.37
Electronic Components - Semiconductors	11.73	Transactional Software	1.81
Electronic Design Automation	6.87	Web Portals / ISP	4.02
Enterprise Software / Services	4.29	Wireless Equipment	1.99

		Total Investments in Securities	115.62%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2011 Fair Value

	Securities Sold, Not Yet Purchased – 42.25%
	Common Stock – 42.25%
	United States – 20.42%
	Advanced Materials / Products – 0.20%
273,400	STR Holdings, Inc.	$2,250,082

	Airlines – 0.46%
643,478	Delta Air Lines, Inc.	5,205,737

	Cable / Satellite Television – 0.69%
122,700	Time Warner Cable, Inc.	7,800,039

	Computer Services – 0.34%
134,900	J2 Global, Inc.	3,796,086

	Consumer Products - Miscellaneous – 0.16%
1,144,400	Samsonite International SA	1,794,703

	Data Processing / Management – 0.58%
222,600	Pegasystems, Inc.	6,544,440

	Electric - Integrated – 2.09%
126,211	Consolidated Edison, Inc.	7,828,868
210,000	Northeast Utilities	7,574,700
236,100	Wisconsin Energy Corp.	8,254,056

		23,657,624

	Electronic Components - Semiconductors – 2.38%
452,700	Cree, Inc.	9,977,508
290,900	Diodes, Inc.	6,196,170
546,700	Freescale Semiconductor Holdings, Ltd.	6,915,755
105,100	Microchip Technology, Inc.	3,849,813

		26,939,246

	Electronic Forms – 1.62%
648,300	Adobe Systems, Inc.	18,327,441

	Enterprise Software / Services – 0.54%
166,100	Informatica Corp.	6,134,073

	Food - Retail – 1.71%
617,400	Safeway, Inc.	12,990,096
788,600	SUPERVALU, Inc.	6,403,432

		19,393,528

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2011 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Home Furnishings – 0.73%
158,100	Tempur-Pedic International, Inc.	$8,304,993

	Human Resources – 0.50%
709,300	Monster Worldwide, Inc.	5,624,749

	Internet Content - Information / Network – 0.22%
304,420	Dice Holdings, Inc.	2,523,642

	Recreational Centers – 0.77%
187,313	Life Time Fitness, Inc.	8,756,883

	REITS - Diversified – 0.86%
404,340	DuPont Fabros Technology, Inc.	9,793,115

	Rental Auto / Equipment – 0.62%
190,000	Rent-A-Center, Inc.	7,030,000

	Retail - Apparel / Shoes – 1.33%
164,498	The Buckle, Inc.	6,723,033
302,900	Urban Outfitters, Inc.	8,347,924

		15,070,957

	Retail - Computer Equipment – 0.85%
397,300	GameStop Corp., Class A	9,586,849

	Semiconductor Equipment – 1.05%
202,270	Cabot Microelectronics Corp.	9,557,258
112,254	Veeco Instruments, Inc.	2,334,883

		11,892,141

	Telecommunication Equipment – 1.12%
355,911	Plantronics, Inc.	12,684,668

	Telecommunication Equipment Fiber Optics – 1.60%
1,398,700	Corning, Inc.	18,155,126

	Total United States (Proceeds $229,961,205)	$231,266,122

	China – 4.85%
	Building - Heavy Construction – 0.25%
8,924,000	China Railway Group, Ltd., Class H	2,792,115

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2011 Fair Value

	Common Stock – (continued)
	China – (continued)
	Commercial Banks - Non U.S. – 0.68%
13,720,000	China Citic Bank Corp., Ltd., Class H	$7,719,746

	Electric - Generation – 0.34%
11,664,482	Datang International Power Generation Co., Ltd., Class H	3,859,811

	Electronic Components - Semiconductors – 0.25%
133,800	Spreadtrum Communications, Inc. - Sponsored ADR	2,793,744

	Energy - Alternate Sources – 0.27%
3,992,000	China Longyuan Power Group Corp., Class H	3,119,943

	Food - Miscellaneous / Diversified – 0.14%
1,195,000	China Yurun Food Group, Ltd.	1,569,407

	Hotels & Motels – 0.63%
277,000	Home Inns & Hotels Management, Inc. - Sponsored ADR	7,146,600

	Metal - Aluminum – 0.32%
3,040,000	Aluminum Corp of China, Ltd., Class H	1,322,994
214,600	Aluminum Corp of China, Ltd. – Sponsored ADR	2,317,680

		3,640,674

	Metal Processors & Fabrication – 0.29%
9,732,000	China Zhongwang Holdings, Ltd.	3,333,122

	Real Estate Operations / Development – 1.24%
9,409,000	Country Garden Holdings Co., Ltd.	3,525,364
10,111,200	Guangzhou R&F Properties Co., Ltd., Class H	7,993,529
5,422,526	Sino-Ocean Land Holdings, Ltd.	2,513,458

		14,032,351

	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	181,185

	Steel - Producers – 0.42%
6,658,000	Angang Steel Co., Ltd., Class H	4,792,069

	Total China (Proceeds $74,902,593)	$54,980,767

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2011 Fair Value

	Common Stock – (continued)
	France – 1.14%
	Building & Construction Products - Miscellaneous – 1.14%
334,987	Compagnie de Saint-Gobain	$12,900,172

	Total France (Proceeds $13,699,144)	$12,900,172

	Germany – 1.33%
	Airlines – 0.45%
428,497	Deutsche Lufthansa AG	5,109,168

	Power Conversion / Supply Equipment – 0.38%
77,371	SMA Solar Technology AG	4,335,440

	Semiconductor Equipment – 0.50%
443,335	Aixtron SE NA	5,668,804

	Total Germany (Proceeds $28,341,849)	$15,113,412

	Hong Kong – 1.06%
	Airlines – 0.16%
1,061,000	Cathay Pacific Airways, Ltd.	1,819,647

	Airport Development / Maintenance – 0.37%
8,328,000	Beijing Capital International Airport Co., Ltd., Class H	4,181,892

	Audio / Video Products – 0.04%
1,252,000	Skyworth Digital Holdings, Ltd.	438,471

	Auto - Cars / Light Trucks – 0.20%
10,415,000	Geely Automobile Holdings, Ltd.	2,279,689

	Machinery Construction & Mining – 0.21%
7,202,000	Lonking Holdings, Ltd.	2,429,528

	Wireless Equipment – 0.08%
1,084,000	Comba Telecom Systems Holdings, Ltd.	873,717

	Total Hong Kong (Proceeds $15,215,402)	$12,022,944

	Japan – 7.46%
	Audio / Video Products – 1.97%
1,377,512	Panasonic Corp.	11,708,904
1,220,000	Sharp Corp.	10,671,317

		22,380,221

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2011 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Auto - Cars / Light Trucks – 1.82%
293,600	Honda Motor Co., Ltd.	$8,959,778
176,200	Toyota Motor Corp. - Sponsored ADR	11,652,106

		20,611,884

	Building Products - Doors and Windows – 0.75%
1,013,000	Asahi Glass Co., Ltd.	8,505,211

	Electronic Components - Miscellaneous – 0.92%
202,800	Murata Manufacturing Co., Ltd.	10,424,556

	Office Automation & Equipment – 0.83%
1,073,000	Ricoh Co., Ltd.	9,357,619

	Photo Equipment & Supplies – 1.17%
504,200	FUJIFILM Holdings Corp.	11,946,278
55,000	Tamron Co., Ltd.	1,327,449

		13,273,727

	Total Japan (Proceeds $102,442,503)	$84,553,218

	Netherlands – 1.84%
	Printing - Commercial – 0.97%
360,746	VistaPrint NV	11,038,828

	Semiconductor Components - Integrated Circuits – 0.87%
640,400	NXP Semiconductor NV	9,842,948

	Total Netherlands (Proceeds $20,256,177)	$20,881,776

	Singapore – 0.62%
	Airlines – 0.62%
895,000	Singapore Airlines, Ltd.	7,012,839

	Total Singapore (Proceeds $8,530,873)	$7,012,839

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2011 Fair Value

	Common Stock – (continued)
	South Korea – 1.01%
	Electronic Components - Miscellaneous – 1.01%
1,085,600	LG Display Co., Ltd. - Sponsored ADR	$11,431,368

	Total South Korea (Proceeds $10,924,800)	$11,431,368

	Switzerland – 0.78%
	Computers - Peripheral Equipment – 0.78%
1,130,452	Logitech International SA	8,794,917

	Total Switzerland (Proceeds $17,184,768)	$8,794,917

	Taiwan – 1.74%
	Electronic Components - Miscellaneous – 0.39%
1,019,200	AU Optronics Corp. - Sponsored ADR	4,402,944

	Semiconductor Components - Integrated Circuits – 1.35%
877,981	Advanced Semiconductor Engineering Inc., - Sponsored ADR	3,810,437
937,637	Siliconware Precision Industries Co. - Sponsored ADR	4,088,097
3,432,133	United Microelectronics Corp. - Sponsored ADR	7,344,765

		15,243,299

	Total Taiwan (Proceeds $22,254,621)	$19,646,243

	Total Securities Sold, Not Yet Purchased (Proceeds $543,713,935)	$478,603,778

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Advanced Materials / Products	0.20
Airlines	1.69
Airport Development / Maintenance	0.37
Audio / Video Products	2.01
Auto - Cars / Light Trucks	2.02
Building Products - Doors and Windows	0.75
Building & Construction Products -
Miscellaneous	1.14
Building - Heavy Construction	0.25
Cable / Satellite Television	0.69
Commercial Banks - Non U.S.	0.68
Computer Services	0.34
Computers - Peripheral Equipment	0.78
Consumer Products - Miscellaneous	0.16
Data Processing / Management	0.58
Electric - Generation	0.34
Electric - Integrated	2.09
Electronic Components - Miscellaneous	2.32
Electronic Components - Semiconductors	2.63
Electronic Forms	1.62
Energy - Alternate Sources	0.27
Enterprise Software / Services	0.54
Food - Miscellaneous / Diversified	0.14
Food - Retail	1.71

Securities Sold, Not Yet Purchased – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Home Furnishings	0.73
Hotels & Motels	0.63
Human Resources	0.50
Internet Content - Information / Network	0.22
Machinery Construction & Mining	0.21
Metal - Aluminum	0.32
Metal Processors & Fabrication	0.29
Office Automation & Equipment	0.83
Photo Equipment & Supplies	1.17
Power Conversion / Supply Equipment	0.38
Printing - Commercial	0.97
Real Estate Operations / Development	1.24
Recreational Centers	0.77
REITS - Diversified	0.86
Rental Auto / Equipment	0.62
Retail - Apparel / Shoes	1.33
Retail - Computer Equipment	0.85
Semiconductor Components - Integrated Circuits	2.24
Semiconductor Equipment	1.55
Steel - Producers	0.42
Telecommunication Equipment	1.12
Telecommunication Equipment - Fiber Optics	1.60
Wireless Equipment	0.08

Total Securities Sold, Not Yet Purchased	42.25%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (0.24%)
	Total Return Swap Contracts - Long – 0.09%
	Building & Construction - Miscellaneous – 0.04%
$ 7,412,198	11/14/2012	Multiplan Empreendimentos Imobilarios SA	$402,191

Agreement with Morgan Stanley, dated 11/08/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobilarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	E-Commerce/Services – 0.00%
7,159,134	12/20/2012	Rakuten, Inc.	45,037

Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Electronic Components - Semiconductors – (0.01%)
12,485,549	12/27/2013	Samsung Electronics Co., Ltd.	(100,957)

Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Retail - Restaurants – 0.11%
16,036,509	1/24/2013	Gourmet Master Co., Ltd.	1,200,142

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Semiconductor Components - Integrated Circuits – (0.01%)
49,561,766	5/31/2013	QUALCOMM, Inc.	(157,904)

Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Web Portals / ISP – (0.04%)
$52,116,350	5/31/2013	Google, Inc., Class A	$455,335
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily
		Fed Funds Effective Rate plus 0.45%.
31,196,307	3/29/2012	NHN Corp.	(669,479)

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 0.90%.

9,226,426	12/27/2013	NHN Corp.	(198,083)

Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 0.90%.

			(412,227)

	Total Long Swap Contracts		$976,282

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Total Return Swap Contracts - Short – (0.33%)
	Airlines – (0.01%)
$937,236	1/24/2013	China Airlines, Ltd.	$(83,441)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Capacitors – (0.02%)
4,432,221	12/20/2012	Nippon Chemi-Con Corp.	(143,482)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

9,685,488	12/20/2012	Taiyo Yuden Co., Ltd.	(53,812)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.46%.

			(197,294)

	Chemicals - Diversified – (0.02%)
9,032,553	12/20/2012	Hitachi Chemical Co., Ltd.	(222,260)

Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

10,406,003	12/20/2012	Nitto Denko Corp.	53,893

Agreement with Morgan Stanley, dated 08/03/2011 to deliver the total return of the shares of Nitto Denko Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Chemicals - Diversified – (continued)
$ 3,517,548	12/20/2012	Shin-Etsu Chemical Co., Ltd.	$(44,040)

Agreement with Morgan Stanley, dated 09/22/2011 to deliver the total return of the shares of Shin-Etsu Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(212,407)

	Circuit Boards – (0.00%)
517,752	1/24/2013	Unimicron Technology Corp.	(10,888)

Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Unimicron Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

	Computers – (0.02%)
5,377,581	1/24/2013	Compal Electronics, Inc.	(213,674)

Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.18%.

2,352,818	1/24/2013	Wistron Corp.	27,681

Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Wistron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.39%.

			(185,993)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Computers - Peripheral Equipment – (0.01%)
$ 2,484,904	1/24/2013	Chicony Electronics Co., Ltd.	$(40,599)

Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

3,438,995	1/24/2013	Chimei Innolux Corp.	(47,001)

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.07%.

			(87,600)

	Electric Products - Miscellaneous – (0.04%)
970,995	12/20/2012	Funai Electric Co., Ltd.	(65,991)

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

10,375,459	12/27/2013	LG Electronics, Inc.	(332,840)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.61%.

7,990,523	3/29/2012	LG Innotek Co., Ltd.	(22,689)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.37%.

			(421,520)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Electronic Components - Miscellaneous – (0.08%)
$ 9,971,258	12/20/2012	Dainippon Screen Manufacturing Co., Ltd.	$(412,866)

Agreement with Morgan Stanley, dated 08/02/2011 to deliver the total return of the shares of Dainippon Screen Manufacturing Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

14,702,516	12/20/2012	Nippon Electric Glass Co., Ltd.	(342,018)

Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

11,866,378	12/27/2013	Samsung Electro-Mechanics Co., Ltd.	362,205

Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

8,781,247	3/29/2012	Samsung SDI Co., Ltd.	(121,699)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of Samsung SDI Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.82%.

607,982	1/24/2013	Silitech Technology Corp.	(4,073)

Agreement with Morgan Stanley, dated 10/17/2011 to deliver the total return of the shares of Silitech Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Electronic Components - Miscellaneous – (continued)
$10,343,646	12/20/2012	Toshiba Corp.	$(129,504)

Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

1,323,648	1/24/2013	TPK Holding Co., Ltd.	(162,931)

Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 20.00%.

2,001,723	1/24/2013	Wintek Corp.	(128,619)

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.74%.

			(939,505)

	Electronic Components - Semiconductors – (0.08%)
13,001,792	12/20/2012	Elpida Memory, Inc.	565,158

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.07%.

1,220,232	1/24/2013	Epistar Corp.	45,329

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Electronic Components - Semiconductors – (continued)
$2,630,796	1/24/2013	Everlight Electronics Co., Ltd.	$23,354

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.

16,254,363	3/29/2012	Hynix Semiconductor, Inc.	(761,835)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

13,150,301	1/24/2013	MediaTek, Inc.	(485,600)

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.14%.

8,629,236	12/20/2012	Rohm Co., Ltd.	(269,144)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

2,501,245	12/20/2012	Shinko Electric Industries Co., Ltd.	20,080

Agreement with Morgan Stanley, dated 10/29/2009 to deliver the total return of the shares of Shinko Electric Industries Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.01%.

			(862,658)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Electronic Measurement Instruments – (0.00%)
$5,564,793	12/20/2012	Advantest Corp.	$(23,928)

Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance - Investment Banker / Broker – 0.01%
699,617	3/29/2012	Bolsas y Mercados Espanoles SA	4,261

Agreement with Morgan Stanley, dated 10/05/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

6,969,880	1/3/2014	Bolsas y Mercados Espanoles SA	47,966

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

			52,227

	Life / Health Insurance – (0.02%)
3,786,222	1/24/2013	Cathay Financial Holding Co., Ltd.	(195,665)

Agreement with Morgan Stanley, dated 12/14/2011 to deliver the total return of the shares of Cathay Financial Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.06%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Machinery - Material Handling – (0.02%)
$2,352,049	12/20/2012	Tsugami Corp.	$(239,263)

Agreement with Morgan Stanley, dated 07/20/2010 to deliver the total return of the shares of Tsugami Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.85%.

	Machinery Tools & Related Products – (0.01%)
7,068,084	1/3/2014	Sandvik AB	(139,491)

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Sandvik AB in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Metal Processors & Fabrication – (0.01%)
7,146,392	1/24/2013	Catcher Technology Co., Ltd.	81,004

Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.86%.

6,577,861	1/3/2014	SKF AB, Class B	(164,224)

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(83,220)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Photo Equipment & Supplies – 0.00%
$10,538,010	12/20/2012	Konica Minolta Holdings, Inc.	$14,720

Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta Holdings, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

4,968,663	1/24/2013	Largan Precision Co., Ltd.	(4,040)

Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.25%.

			10,680

	Power Conversion / Supply Equipment – (0.01%)
2,787,984	1/24/2013	Delta Electronics, Inc.	(140,605)

Agreement with Morgan Stanley, dated 11/17/2011 to deliver the total return of the shares of Delta Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.22%.

	Semiconductor Components - Integrated Circuits – 0.01%
4,686,690	1/24/2013	Powertech Technology, Inc.	131,679

Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Semiconductor Components - Integrated Circuits – (continued)
$798,804	1/24/2013	Realtek Semiconductor Corp.	$(35,727)

Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.35%.

			95,952

	Wireless Equipment – 0.00%
1,116,780	1/24/2013	HTC Corp.	22,792

Agreement with Morgan Stanley, dated 06/14/2010 to deliver the total return of the shares of HTC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

	Total Short Swap Contracts		$(3,641,827)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Airlines	(0.01)
Building & Construction - Miscellaneous	0.04
Capacitors	(0.02)
Chemicals - Diversified	(0.02)
Circuit Boards	(0.00)
Computers	(0.02)
Computers - Peripheral Equipment	(0.01)
E-Commerce/Services	0.00
Electric Products - Miscellaneous	(0.04)
Electronic Components - Miscellaneous	(0.08)
Electronic Components - Semiconductors	(0.09)
Electronic Measurement Instruments	(0.00)

Swap Contracts – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Total Return Swap Contracts - Long
United States	0.03
Brazil	0.04
Japan	0.00
South Korea	(0.09)
Taiwan	0.11

Total Long Swap Contracts	0.09%

Swap Contracts – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Finance - Investment Banker / Broker	0.01
Life / Health Insurance	(0.02)
Machinery - Material Handling	(0.02)
Machinery Tools & Related Products	(0.01)
Metal Processors & Fabrication	(0.01)
Photo Equipment & Supplies	0.00
Power Conversion / Supply Equipment	(0.01)
Retail - Restaurants	0.11
Semiconductor Components - Integrated Circuits	(0.00)
Web Portals / ISP	(0.04)
Wireless Equipment	0.00

Total Swap Contracts	(0.24%)

Swap Contracts – By Industry	December 31, 2011 Percentage of Members’ Capital (%)

Total Return Swap Contracts - Short
Japan	(0.12)
Spain	(0.01)
South Korea	(0.08)
Sweden	(0.02)
Taiwan	(0.10)

Total Short Swap Contracts	(0.33%)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2011

Investment income
Dividends (net of withholding taxes of $159,687)	$7,871,613
Interest	3,694,586

Total investment income	11,566,199

Expenses
Prime broker fees	16,549,693
Administration fees	14,008,283
Dividends on securities sold, not yet purchased	12,901,913
Advisor fees	2,403,457
Accounting and investor services fees	888,876
Custodian fees	333,883
Audit and tax fees	311,786
Legal fees	220,378
Insurance expense	212,140
Board of Managers’ fees and expenses	178,250
Registration expense	172,896
Printing expense	66,163
Interest expense	42,352
Miscellaneous	222,916

Total operating expenses	48,512,986

Net investment loss	(36,946,787)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from swap contracts	66,660,732
Net realized gain from investment in securities*	36,297,353
Net realized gain from securities sold, not yet purchased	28,026,975
Net realized loss from foreign currency transactions	(1,272,249)

Net realized gain from investment activities, foreign currency transactions and swap contracts	129,712,811

Net change in unrealized gain/(loss) from swap contracts	(2,822,818)
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(91,693,594)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	35,196,399

Net decrease in Members’ Capital resulting from operations	$(1,750,388)

* Net of decrease of deferred capital gain country tax accrual on realized gain/(loss) of $1,198,924.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, December 31, 2009	$—	$891,416,062	$891,416,062

From investment activities
Net investment loss	$—	$(25,608,206)	$(25,608,206)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	122,572,344	122,572,344
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(2,854,082)	(2,854,082)
Incentive allocation	19,158,505	(19,158,505)	—

Net increase in Members’ Capital resulting from operations	19,158,505	74,951,551	94,110,056

Members’ Capital transactions
Capital contributions	—	171,267,034	171,267,034
Capital withdrawals	(19,158,505)	(78,438,474)	(97,596,979)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	(19,158,505)	92,828,560	73,670,055

MEMBERS’ CAPITAL, December 31, 2010	$—	$1,059,196,173	$1,059,196,173

From investment activities
Net investment loss	$—	$(36,946,787)	$(36,946,787)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	129,712,811	129,712,811
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(94,516,412)	(94,516,412)
Incentive allocation	1,495,185	(1,495,185)	—

Net increase/(decrease) in Members’ Capital resulting from operations	1,495,185	(3,245,573)	(1,750,388)

Members’ Capital transactions
Capital contributions	—	182,038,856	182,038,856
Capital withdrawals	(1,495,185)	(105,215,946)	(106,711,131)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	(1,495,185)	76,822,910	75,327,725

MEMBERS’ CAPITAL, December 31, 2011	$—	$1,132,773,510	$1,132,773,510

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing in a portfolio consisting generally of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if Multi-Manager (defined below) believes that investments in those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. From inception until July 1, 2011, the Company’s investment adviser was Advantage Advisers Management, L.L.C., a Delaware limited liability company (“AAM”). Effective July 1, 2011, Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”) became the Company’s investment adviser and Multi-Manager was retained to provide administrative services to the Company pursuant to a new administrative services agreement. Multi-Manager is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company’s portfolio manager, manage the Company’s portfolio on behalf of Multi-Manager under the supervision of OAM pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011. Oppenheimer had a minority profit participation interest in Alkeon until November 13, 2011.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

1.	Organization (continued)

The acceptance of initial and additional contributions from persons who purchase interests in the Company (“Member”) are subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Active Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amends ASC Topic 210, Balance Sheet, which requires enhanced disclosures on both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

The following is a summary of the Company’s accounting policies:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

b. Portfolio Valuation

The Company’s securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

	(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)

if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be valued:

(1)

at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

	(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

	(3)	if no sale is shown on NASDAQ at the bid price; or

	(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the year ended December 31, 2011, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value.

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1—Quoted Prices Common Stock	$1,309,696,258	$478,603,778	$—
Level 2—Other Significant Observable Inputs
Total Return Swaps	—	—	(2,665,545)
Level 3—Other Significant Unobservable Inputs	—	—	—

Total	$1,309,696,258	$478,603,778	$(2,665,545)

As of December 31, 2011, the Company does not hold any Level 3 securities.

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by The Bank of New York Mellon (the “Custodian”) for securities sold not yet purchased, swap contracts and other derivatives. At December 31, 2011, $169,410,860 in cash equivalents was held at the Custodian in a money market account and foreign currency with a U.S. Dollar value of $15,871,920 was held by the Custodian.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

2.	Significant Accounting Policies (continued)

d. Income Taxes

The Company has reclassified $36,946,787 and $129,712,811 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2011. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company’s Members and had no effect on Members’ Capital.

In accordance with authoritative guidance, Management has analyzed the Company’s tax position for all open tax years (tax years ended December 31, 2008-2011), and has concluded that a liability of $1,943,391 capital gain country tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

3.	Administration Fee, Related Party Transactions and Other

From the inception of the Company until July 1, 2011, administrative services were provided by AAM at a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company’s Members’ Capital determined as of the beginning of the month. Effective July 1, 2011, Advantage Advisers Multi-Manager, LLC provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, both of the Company’s Members’ Capital.

During the year ended December 31, 2011, Oppenheimer earned $110,851 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $228,168 as brokerage commissions from portfolio transactions executed on behalf of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. The investment adviser to the Company, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “loss recovery account.” The Incentive Allocation is credited to the Special Advisory Account. By the last business day of the month following the date on which an Incentive Allocation is made, the investment adviser to the Company may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2011, an Incentive Allocation of $1,495,185 was credited to the capital account of the Special Advisory member and was included in withdrawals payable at December 31, 2011, in the Statement of Assets, Liabilities and Members’ Capital.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on the average Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2011, such sales commissions earned by Oppenheimer amounted to $466,668.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2011, amounted to $1,672,504,394 and $1,240,658,739, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2011, amounted to $1,145,018,323 and $1,295,990,737, respectively.

At December 31, 2011, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,336,558,702 and $538,495,154, respectively.

For Federal income tax purposes, at December 31, 2011, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $33,028,932, consisting of $164,753,189 gross unrealized gain and $131,724,257 gross unrealized loss.

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2011, and is used as collateral for securities sold, not yet purchased.

6.	Short-Term Borrowings

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2011, the value of this collateral held at the Custodian was $711,538,049. For the year ended December 31, 2011, the average daily amount of the margin borrowings was $2,040,250 and the daily weighted average annualized interest rate was 2.08%. The Company had borrowings outstanding at December 31, 2011, totaling $3,514,236 recorded as due to broker on the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 23% of its Members’ Capital in China equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Company’s portfolio due to this concentration.

Multi-Manager may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). However, the gross unrealized gain and loss on swap contracts are $3,502,827 and $6,168,372, respectively, which are included in the net unrealized loss on swap contracts reflected on the Statement of Assets, Liabilities and Members’ Capital within these financial statements.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members’ Capital. The Company has formulated credit review policies to control credit risk by following an established credit approval process, requiring additional collateral where appropriate and using master netting agreements whenever possible.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e. the fair value) of each swap contract, respectively. The average notional amounts of swap contracts was $357,561,342 during the year ended December 31, 2011, which is indicative of the volume of activity for swap contracts during the period. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counterparty. Throughout the year ended December 31, 2011, the Company maintained the required level of Company’s Members’ Capital.

As of December 31, 2011, the Company posted $129,607,380 as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the year ended December 31, 2011, the Company had no transactions in purchased options.

The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2011, the Company had no transactions in written options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (continued)

8. Financial Highlights

          The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

Members’ Capital, end of period (000s)	$1,132,774	$1,059,196	$891,416	$601,096	$690,957
Ratio of net investment loss to
average Members’ Capital**	(3.10%)	(2.60%)	(2.03%)	(1.49%)	(0.82%)
Ratio of expenses to average
Members’ Capital**	4.08%	3.62%	3.09%	3.64%	2.46%
Ratio of incentive allocation
to average Members’ Capital	0.13%	1.94%	2.51%	0.02%	11.06%
Portfolio turnover	94%	197%	293%	382%	360%
Total return - gross*	0.18%	9.43%	31.80%	(17.02%)	73.96%
Total return - net*	0.14%	7.55%	25.44%	(17.02%)	59.17%
Ratio of average borrowings to average Members’ Capital	0.17%	0.28%	1.01%	0.93%	0.70%

*

Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2011 (concluded)

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $35,394,896.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”‘s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2008 through June 30, 2011 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Luis Rubio, 56 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company; Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	2

Janet L. Schinderman, 60 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Manager of Advantage Advisers Whistler Fund, L.L.C. which is an affiliate of the Company; Independent director for two registered investment companies advised by The Central Park Group.	2

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Lawrence Becker, 56 Manager	Indefinite; Since October 2003

Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/ Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; and Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.

			2

Jesse H. Ausubel, 60 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

James E. Buck, 75 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Interested Manager

Bryan McKigney,* 53 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate of the Company.	2

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers

In accordance with the Limited Liability Company Agreement, the Board has selected the following persons to serve as officers of the Company:

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Vineet Bhalla, 51 Chief Financial Officer	One year; Since July 27, 2005

Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Stephen C. Beach, 58 Chief Compliance Officer	One year; Since March 18, 2005

Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management. Prior to that, he had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Deborah Kaback, 60 Chief Legal Officer	One year; Since July 23, 2003

Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Bryan McKigney, 53 President, CEO, and Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Manager; since December 1, 2004;

Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Whistler Fund, L.L.C., which is an affiliate.

*

“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each independent manager and officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.
(2)	Officers are not compensated by the Company.

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Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is “independent.” Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $173,300 for 2011 and $167,400 for 2010.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $4,500 for 2010.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $95,000 for 2011 and $0 for 2010.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011 and $0 for 2010.
(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 100%
(c) 100%
(d) Not Applicable
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2011 and $106,683 for 2010.
(h)	Not Applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

ALKEON CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

As of June 30, 2003

I. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC (“Alkeon”) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. Proxy Voting Procedures

Alkeon has entered into an agreement with RiskMetrics Group, Inc, an independent third party, for RiskMetrics Group, Inc to provide Alkeon with its research on proxies and to facilitate the electronic voting of proxies. Alkeon has adopted RiskMetrics Group, Inc’s proxy voting policies in order to ensure that it votes proxies in the best interests of its clients. Alkeon has instructed RiskMetrics Group, Inc to vote all proxies in accordance with this policy, unless instructed by Alkeon to vote otherwise.

Alkeon generally votes in favor of routine corporate housekeeping proposals, such as proposals to ratify auditors and reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes. For all other proposals, Alkeon will vote in accordance with the proxy voting guidelines adopted by RiskMetrics Group, Inc.

Clients may obtain a copy of the Proxy Procedures and information about how Alkeon voted a client’s proxies by contacting Greg Jakubowsky via e-mail at gjakubowsky@alkeoncapital.com or by telephone at (212) 389-8710.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)   Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC (“Alkeon”), which he founded in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)   Other Accounts Managed by Portfolio Manager(s) or Management Team Member and
Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2011:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	____1_	$___ 378,073,852__	_1__	$___ 378,073,852__
Panayotis Sparaggis	Other Pooled Investment Vehicles:	___10_	$__1,195,282,007__	_10___	$__1,195,282,007__
Panayotis Sparaggis	Other Accounts:	_ 0__	$__0__	__0 __	$__0__

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

  Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.
  Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.
  Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

  Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)   Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis’ compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)   Disclosure of Securities Ownership

The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2011.

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Panayotis Sparaggis	NONE

(b)       Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	March 8, 2012

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	March 8, 2012

* Print the name and title of each signing officer under his or her signature.